Statements Of Financial Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Assets
Investment in iShares S&P GSCI Commodity-Indexed Investing Pool LLC	$ 1,313,291,939	$ 1,799,879,995
Cash and cash equivalents
Total Assets	1,313,291,939	1,799,879,995
Liabilities and Shareholders' Capital / Members' Equity
Commitments and Contingent Liabilities (Note 7)
Redeemable capital Shares, no par value, unlimited amount authorized (at redemption value) - 39,750,000 issued and outstanding at December 31, 2011 and 52,700,000 issued and outstanding at December 31, 2010	1,313,291,939	1,799,879,995
Total Shareholders' Capital	1,313,291,939	1,799,879,995
Members' Equity
Total Liabilities and Shareholders' Capital / Members' Equity	1,313,291,939	1,799,879,995
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Assets
Cash and cash equivalents	94,645	1,662,838
Cash and cash equivalents held at FCM (restricted)	27,248,073	76,335,484
Short-term investments held at FCM (restricted)	1,287,357,438	1,687,824,740
Receivable for variation margin on open futures contracts (Note 9)		35,184,200
Interest receivable	60	314
Total Assets	1,314,700,216	1,801,007,576
Liabilities and Shareholders' Capital / Members' Equity
Payable for variation margin on open futures contracts	552,020
Management fee payable	839,539	1,110,188
Total Liabilities	1,391,559	1,110,188
Commitments and Contingent Liabilities (Note 7)
Members' Equity
Total Members' Equity	1,313,308,657	1,799,897,388
Total Liabilities and Shareholders' Capital / Members' Equity	1,314,700,216	1,801,007,576
General [Member] | iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Members' Equity
Total Members' Equity	16,718	17,393
Limited [Member] | iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Members' Equity
Total Members' Equity	$ 1,313,291,939	$ 1,799,879,995